Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The table below sets the major related parties and their relationships with the Company as of December 31, 2023:

Name of related parties	Relationship with the Company
Yingkai Xu	Shareholder, CEO and Chairman of the Company, husband of the Director, Jingzhu Ding, of Mingteng International.
Jingzhu Ding	Shareholder and Director of the Company, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns a 100% share.

Significant transactions with related parties were as follows:

	For the years ended December 31,
Purchases from related parties:	2023	2022
Wuxi Kaiteng Mold Factory	$293,226	$281,201
Total cost of revenues – related parities	$293,226	$281,201

The Company purchases processing services from Wuxi Kaiteng Mold Factory.

The following represented related party balances as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Amounts due to related parties
Jingzhu Ding	$32,529	$66,966
Wuxi Kaiteng Mold Factory	207,780	249,073
	$240,309	$316,039

Amounts due to Jingzhu Ding represented the loan from Jingzhu Ding. In order to supplement the working capital, Ms. Ding lent money to the Company. The loan was signed with series of contracts and is non-interest bearing. The loan term is indefinite. According to the contracts, the loan will be repaid when working capital is sufficient.

Amounts due to Wuxi Kaiteng Mold Factory represents amounts accrued for processing services that the Company purchased from Wuxi Kaiteng Mold Factory.